Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (9,587)	$ (6,571)	$ (6,433)
Adjustments to reconcile loss to net cash used:
Depreciation of property, plant and equipment and amortization	42	14	19
Change in other receivables	201
Share-based payment	385	535	192
Changes in fair value of warrants liability exercisable into shares	(3,037)		(72)
Changes in fair value of short-term investment	209	644	5
Gain from sale of investment in previously consolidated subsidiaries (a)			(769)
Exchange differences on balances of cash and cash equivalents	(2)	89	83
Adjustments for reconcile profit loss	(2,202)	1,282	(542)
Working capital adjustments:
Increase in accounts receivable, prepaid expenses	270	(853)	(2,907)
Decrease in trade payable	1,085	644	293
Increase (decrease) in deferred revenues	146	1,218	(289)
Increase (decrease) in other accounts payable	(512)	125	906
Adjustments for working capital	989	1,134	(1,997)
Net cash used in operating activities	(10,800)	(4,155)	(8,972)
Cash flows from investing activities:
Purchase of property, plant and equipment	(3)	(33)	(7)
Increase in other receivables	(250)
Proceeds from sale of investments in previously consolidated subsidiaries (a)			(22)
Net cash used in investing activities	(253)	(33)	(29)
Cash flows from financing activities:
Repayment of lease liabilities	(34)
Issuance of share capital and warrants, net of issuance expenses	10,167	4,387	4,474
Net cash provided by financing activities	10,133	4,387	4,474
Exchange differences on balances of cash and cash equivalents	2	(89)	(83)
Increase (decrease) in cash and cash equivalents	(918)	110	(4,610)
Cash and cash equivalents at the beginning of the year	3,615	3,505	8,115
Cash and cash equivalents at the end of the year	2,697	3,615	3,505
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes		4	29
Cash received during the year for interest	72	51	69
Cash paid during the year for interest	29	18	23
The subsidiaries’ assets and liabilities at date of sale:
Working capital (excluding cash and cash equivalents)			(53)
Treasury shares deduction, net			132
Non-controlling interests			52
Gain (loss) from sale of subsidiaries			769
Long term investments			(922)
Total of subsidiaries’ assets and liabilities			$ (22)